PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2025
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT [Text Block]

7. PROPERTY AND EQUIPMENT

	Land and	Plant and	Office furniture	Leasehold		Under
	Building	Equipment	and Equipment	Improvement	Right of Use	Construction	Total
Cost
Balance at April 1, 2023	2,064,993	4,026,944	243,499	354,705	959,788	1,946,048	9,595,977
Additions	-	103,651	4,033	-	-	107,151	214,835
Disposals	-	(278,242)	-	-	-	-	(278,242)
Transfers	-	2,000,490	-	-	-	(2,000,490)	-
Balance at March 31, 2024	2,064,993	5,852,843	247,532	354,705	959,788	52,709	9,532,570
Additions	-	-	1,398	-	-	-	1,398
Disposals	-	-	(36,933)	-	-	-	(36,933)
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2025	2,064,993	5,852,843	211,997	354,705	959,788	52,709	9,497,035

Accumulated Depreciation
Balance at April 1, 2023	110,524	472,222	86,590	246,192	344,582	-	1,260,110
Depreciation for the year	44,313	348,822	31,911	28,348	160,320	-	613,714
Disposals	-	(111,711)	-	-	-	-	(111,711)
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2024	154,837	709,333	118,501	274,540	504,902	-	1,762,113
Depreciation for the year	32,049	354,876	25,244	28,271	159,882	-	600,322
Disposals	-	-	(22,389)	-	-	-	(22,389)
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2025	186,886	1,064,209	121,356	302,811	664,784	-	2,340,046

Carrying Amounts
Balance at March 31, 2024	1,910,156	5,143,510	129,031	80,165	454,886	52,709	7,770,457

Balance at March 31, 2025	1,878,107	4,788,634	90,641	51,894	295,004	52,709	7,156,989
Less: property held for sale	(1,878,107)	-	-	-	-	-	(1,878,107)
Balance at March 31, 2025	-	4,788,634	90,641	51,894	295,004	52,709	5,278,882

The Company's property and equipment includes an asset under construction in the amount of $52,709 (March 31, 2024: $52,709) related to costs incurred for a production line at the silver-graphene oxide pilot plant. Depreciation was not recorded on assets under construction until they were put into use.

On October 18, 2024, the Company listed to sell 24 Corporate Court in Guelph, Ontario which currently is the registered head office of the Company and was held for sale at March 31, 2025. On April 15, 2025, the Company announced it had entered into an agreement of purchase and sale for 24 Corporate Court in Guelph, Ontario. The carrying value of the land and building at March 31, 2025 was $1,878,107 and is disclosed separately as a current asset in the Consolidated Statements of Financial Position as Property held for sale at March 31, 2025 and is applicable to the Intellectual Property Development segment. On May 15, 2025, the Company announced the completed sale for $2,500,000 and will lease back the property from the purchaser until January 31, 2026.